Bank Loans (Details Textual)	6 Months Ended
Sep. 30, 2020 USD ($)
Bank Loans (Textual)
Bank loans, description	Two car loans of $69,953 at 12% annual interest rate and $47,568 at 9.54% annual interest rate were valid from October 1, 2018 to September 30, 2021 and from July 1, 2019 to June 30, 2022, respectively. Both cars were pledged as collateral for loans until full settlement.
One Car Loan [Member]
Bank Loans (Textual)
Car loan	$ 69,953
Annual interest rate	12.00%
Two Car Loan [Member]
Bank Loans (Textual)
Car loan	$ 47,568
Annual interest rate	9.54%